Deferred Policy Acquisition Costs (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Deferred Policy Acquisition Costs Disclosures [Abstract]
Net unrealized gains (losses) on cash flow hedges	$ 1	$ 0	$ 0
Accumulated Amortization of Present Value of Future Profits	$ 158	$ 147
Approximate annual rate of decrease in present value of future profits during next five years	0.167